Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2020	2019
Lab equipment	$130	$114
Office equipment	260	133
Furniture and fixtures	37	38
Leasehold improvements	6	—
	433	285
Less: accumulated depreciation	(188)	(67)
	$245	$218
Depreciation and amortization expense were $0.1 million for the years ended December 31, 2020 and 2019.